Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value adjustments	£ 14	£ 3
Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	13	2
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	1	1
- Bid-offer and trade specific adjustments | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	8	(6)
- Uncertainty | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	5	6
- Credit risk adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	0	1
- Funding fair value adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1